Term Loans - Additional information (Details) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Feb. 22, 2022	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 25, 2021 shares	Aug. 31, 2018 USD ($)	Feb. 28, 2022	Mar. 31, 2021 USD ($) TRANCHE	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2019 USD ($)
Debt Instrument [Line Items]
Ceiling limit of maximum percentage amount to be paid on aggregate principal amount				5.50%
Class of warrants, Exercise price per share | $ / shares		$ 5.33					$ 5.33
Effective interest rate								6.50%
Long term debt debt gross		$ 18,760					$ 18,760
Long term det net of unamortized debt discounts		20,000					20,000
Repayment of term loans							13,940	$ 2,000
Loss on debt extinguishment							492	0
Accrued Final Payment On Term Loans		$ 1,100					$ 1,100	$ 0
Prime Rate [Member]
Debt Instrument [Line Items]
Effective interest rate								1.50%
Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares subject to each warrant | shares		46,970					46,970
Class of warrants, Exercise price per share | $ / shares		$ 5.33					$ 5.33
Debt Instrument, Term Loan A [Member]
Debt Instrument [Line Items]
Effective interest rate								9.10%
Debt Instrument, Term Loan B. [Member]
Debt Instrument [Line Items]
Effective interest rate								9.00%
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum borrowing amount				$ 20,000
Number of shares subject to each warrant | shares								35,227
Line of Credit Facility, Interest Rate Description				The Term Loans had an interest-only period that commenced upon the borrowing of each tranche of the Term Loans with interest due and payable upon the first day of each month. The interest-only period ended August 31, 2020.
Loan and Security Agreement [Member] | Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal						3.00%
Loan and Security Agreement [Member] | Greater Than One Year And Less Than Two Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal						2.00%
Loan and Security Agreement [Member] | Later Than Two Years And Not Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal						1.00%
Loan and Security Agreement [Member] | Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal						0.00%
Loan and Security Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Unamortized debt discounts		$ 200					$ 200
Long term debt debt gross								$ 13,000
Loss on debt extinguishment						$ 500
Prepayment fees paid in respect of term loan						100
Debt Issuance Costs, Net								12,900
Amortization of Debt Discount (Premium)							$ 200	$ 1,300
Accrued Final Payment On Term Loans						37,000
Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 30,000
Long term debt variable interest rate percentage						7.70%
Number Of Tranches | TRANCHE						2
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long term debt maturity date					Feb. 01, 2027
Line of Credit Facility, Interest Rate Description					The Term A Loans have an interest-only period that commences upon the borrowing with interest due and payable upon the first day of each month. Prior to the execution of the amendment in February 2022, the interest-only period ended May 1, 2023
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Warrants To Purchase To Series C Redeemable Convertible Stock [Member]
Debt Instrument [Line Items]
Number of shares subject to each warrant | shares		37,575					37,575
Class of warrants, Exercise price per share | $ / shares		$ 5.33					$ 5.33
Loan and Security Agreement [Member] | Prime Rate [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						4.45%
Loan and Security Agreement [Member] | Common Stock [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted | shares			16,477
Loan and Security Agreement [Member] | Common Stock [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Conversion of Stock, Shares Converted | shares							17,575
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount				$ 7,500
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Unamortized debt discounts		$ 1,500					$ 1,500
Long term debt debt gross		20,000				$ 20,000	20,000
Long term det net of unamortized debt discounts		$ 18,800					$ 18,800
Proceeds from long term debt net of issuance costs						12,500
Cut off date before which the interest on the term loan shall be paid		Mar. 01, 2024
Long term debt maturity date		Mar. 18, 2026					Mar. 18, 2026
Amortization of Debt Discount (Premium)							$ 1,500
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Cut off date before which the interest on the term loan shall be paid	May 01, 2023
Long term debt maturity date	Feb. 01, 2027
Extended Cut Off Date Before Which The Interest On Term Loan Paid					May 01, 2024
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount				$ 7,500					$ 7,500
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B. [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						10,000
Proceeds from long term debt net of issuance costs						7,400
Number of days within which a portion of term loan will be available subject to achievement of milestone					45 days
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B. [Member] | Oxford Finance LLC [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Number of days within which a portion of term loan will be available subject to achievement of milestone	45 days
Cut off date before which the interest on the term loan shall be paid	Mar. 01, 2024				Mar. 01, 2024
Line of Credit Facility, Initiation Date	Jun. 30, 2023				Jun. 30, 2023
Extended Cut Off Date Before Which The Interest On Term Loan Paid					Mar. 01, 2025
Cut off Date In which Debt is Available	Jan. 01, 2023				Jan. 01, 2023
Loan and Security Agreement [Member] | Debt Instrument Term Loan A And B [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Repayment of term loans						11,500
Term loan final payment						$ 800
Term Loan Final Payment Percentage Of Original Principal Amount						1.00%